Northern Lights Fund Trust III

RESQ Absolute Income Fund and RESQ Absolute Equity Fund

Incorporated herein by reference is the definitive version of the supplement for the RESQ Absolute Income Fund and the RESQ Absolute Equity Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 12, 2014, (SEC Accession No. 0000910472-14-004168).